Pension benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Pension benefits

The Company has several defined benefit pension plans covering substantially all Norwegian employees. All of the plans are administered by a life insurance company. Under these plans, the Company contributes to the employee's pension plans with amounts ranging from five to eight percent of the employee's annual salary. Total payments to these plans were $1.6 million, $1.8 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. All employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have a retirement and long-term disability pension of approximately 60 percent of salary at retirement age of 67. Most offshore employees on drilling units may choose to retire at 60 years of age on a pre-retirement pension.

Consolidated balance sheet position

(In US$ millions)	2013	2012
Non-current liabilities	58	50
Deferred tax	(16)	(14)
Shareholders equity	42	36

Annual pension cost

(In US$ millions)	2013	2012	2011
Service cost	14	12	9
Interest cost on prior years' benefit obligation	7	5	5
Gross pension cost for the year	21	17	14
Expected return on plan assets	(4)	(5)	(5)
Administration charges	—	—	—
Net pension cost for the year	17	12	9
Social security cost	2	2	1
Amortization of actuarial gains/losses	2	—	—
Impact of settlement/curtailment funded status	(2)	(4)	—
Total net pension cost	19	10	10

The funded status of the defined benefit plan

(In US$ millions)	December 31, 2013	December 31, 2012
Projected benefit obligations at end of period	180	171
Plan assets at market value	(129)	(122)
Accrued pension liability exclusive social security	51	49
Social security related to pension obligations	7	6
Accrued pension liabilities	58	55

Change in benefit obligations

(In US$ millions)	2013	2012
Projected benefit obligations at beginning of period	171	128
Interest cost	7	5
Service cost	14	12
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	13	22
Foreign currency translations	(15)	11
Acquisition/transfer members	(8)	(5)
Projected benefit obligations at end of period	180	171

Change in pension plan assets

(In US$ millions)	2013	2012
Fair value of plan assets at beginning of year	122	91
Estimated return	5	5
Contribution by employer	19	28
Administration charges	—	—
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	—	(6)
Foreign currency translations	(10)	8
Acquisition/transfer members	(5)	(2)
Fair value of plan assets at end of year	129	122

The accumulated benefit obligation for all defined benefit pension plans was $132 million and $120 million at December 31, 2013 and 2012, respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company's pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan's portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations

(In %)	2013	2012	2011
Rate of compensation increase at the end of year	3.75%	3.50%	4.00%
Discount rate at the end of year	4.00%	4.20%	3.90%
Prescribed pension index factor	1.40%	1.40%	1.10%
Expected return on plan assets for the year	4.40%	4.00%	4.80%
Employee turnover	4.00%	3.50%	4.00%
Expected increases in Social Security Base	3.50%	3.25%	3.75%

The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	2013	2012
Equity securities	4.2%	9.2%
Debt securities	55.7%	52.4%
Real estate	13.9%	18.3%
Money market	24.7%	18.3%
Other	1.5%	1.90%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plans contributions under defined benefit plans for the years 2014-2023. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2013 and include estimated future employee services.

(In US$ millions)	December 31, 2013
2014	19
2015	22
2016	23
2017	24
2018	24
2019-2023	137
Total payments expected during the next 10 years	249